Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

4.

Related Party Transactions

(a)

As at December 31, 2012, the Company owed $115,139 (2011 – $341,101) to the Chairman of the Company which is non-interest bearing, unsecured, and due on demand.

(b)

During the year ended December 31, 2012, the Company incurred management fees of $nil (2011 - $100,000; 2010 - $nil) to the Chairman of the Company for services rendered during the year.